Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) Investment	Mar. 31, 2018 JPY (¥) Investment	Mar. 31, 2017 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities		¥ 14,497	¥ 19,049
Proceeds from sales of available-for-sale securities		456,270	549,865
Available-for-sale securities gross realized gains		31,312	33,804
Available-for-sale securities gross realized losses		596	3,103
Aggregate carrying amount of other securities accounted for under the cost method		27,334
Aggregate carrying amount of other securities not evaluated for impairment		27,260
Investment funds fair value	¥ 27,367	37,631
Proceeds from sales of available-for-sale debt securities	221,824	¥ 395,629	496,250
Available-for-sale debt securities gross realized gains	5,134
Available-for-sale debt securities gross realized losses	¥ 101
Number of investment securities in an unrealized loss position | Investment	199	320
Finance revenues	¥ 14,745	¥ 15,756	¥ 14,031
Carrying amounts of debt securities acquired with evidence of deterioration of credit quality	0	17
Nominal value of debt securities acquired with evidence of deterioration of credit quality	0	337
Outstanding balance of accretable yield of debt securities acquired with evidence of deterioration of credit quality	0	298
Equity securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on equity securities	(56)
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	156
Available-for-sale securities | Equity securities
Schedule of Investments [Line Items]
Investment funds fair value		22,365
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value		719
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value		8,882
Other securities
Schedule of Investments [Line Items]
Investment funds fair value		¥ 5,665
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	5,811
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	420
Available-for-sale Debt Securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 21,136